Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Reserve For Share-Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Beginning balance, Shares at Dec. 31, 2016	217,189,597
Beginning balance, Amount at Dec. 31, 2016	$ 66,210	$ 759	$ (3,269)	$ (44,093)	$ 19,607
Private placement, net of share issue costs, Shares	3,846,154
Private placement, net of share issue costs, Amount	$ 274				274
Common share buy-back under normal course issuer bid, Shares	(2,558,500)
Common share buy-back under normal course issuer bid, Amount	$ (168)				(168)
Exercise of share appreciation rights, Shares	301,893
Exercise of share appreciation rights, Amount	$ 23	(23)
Share-based payments		366			366
Cancellation and expiration of stock options		(12)		12
Finders fee warrants	$ (11)	11
Other comprehensive income (loss): Foreign currency translation adjustment			1,274	(13)	1,261
Net loss for the year				(1,960)	(1,960)
Ending balance, Shares at Dec. 31, 2017	218,779,144
Ending balance, Amount at Dec. 31, 2017	$ 66,328	1,101	(1,995)	(46,054)	19,380
Common share buy-back under normal course issuer bid, Shares	(524,000)
Common share buy-back under normal course issuer bid, Amount	$ (21)				(21)
Property acquisition, Shares	100,000
Property acquisition, Amount	$ 4				4
Share issue expenses	$ (6)				(6)
Share-based payments		118			118
Cancellation and expiration of stock options		(407)		407
Expiration of finders fee warrants		(70)		70
Other comprehensive income (loss): Foreign currency translation adjustment		(8)	(1,258)		(1,266)
Net loss for the year				(1,125)	(1,125)
Ending balance, Shares at Dec. 31, 2018	218,355,144
Ending balance, Amount at Dec. 31, 2018	$ 66,305	734	(3,253)	(46,702)	17,084
Impact of adoptiing IFRS 16				(10)	(10)
Balance, January 1, 2019, shares at Dec. 31, 2018	218,355,144
Balance, January 1, 2019, amount at Dec. 31, 2018	$ 66,305	734	(3,253)	(46,712)	17,074
Private placement, net of share issue costs, Shares	23,729,856
Private placement, net of share issue costs, Amount	$ 991				991
Property acquisition, Shares	575,000
Property acquisition, Amount	$ 23				23
Share-based payments		120			120
Cancellation and expiration of stock options		(155)		155
Finders fee warrants	$ (32)	32
Expiration of finders fee warrants		(22)		22
Other comprehensive income (loss): Foreign currency translation adjustment			756		756
Net loss for the year				(1,043)	(1,043)
Ending balance, Shares at Dec. 31, 2019	242,660,000
Ending balance, Amount at Dec. 31, 2019	$ 67,287	$ 709	$ (2,497)	$ (47,578)	$ 17,921